Prepaids and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaids And Other Current Assets
Schedule of Prrepaids and Other Current Assets

The following table reflects the details of prepaids and other current assets at December 31:

	2020	2019	2018

Sales tax recoverable and other current assets	$122,353	$81,265	$85,658
Research and development credit	-	-	1,905,593
Security deposits on leased properties	-	-	233,983
Prepaid expenses	496,364	750,000	711,385

	$618,717	$831,265	$2,936,619